11. Equity (Details Narrative) (Sept 2020) - USD ($)			1 Months Ended										2 Months Ended		3 Months Ended								4 Months Ended			5 Months Ended									6 Months Ended				8 Months Ended		12 Months Ended
	Feb. 06, 2019	Jan. 15, 2019	May 08, 2020	Apr. 23, 2020	May 14, 2019	May 01, 2019	Apr. 23, 2019	Mar. 26, 2019	Mar. 19, 2019	Feb. 21, 2019	Apr. 25, 2018	Apr. 19, 2018	Jun. 01, 2019	May 25, 2019	Sep. 30, 2020	Jul. 10, 2020	Jun. 30, 2020	Jun. 16, 2020	Sep. 30, 2019	Jul. 15, 2019	Jul. 08, 2019	Jul. 03, 2019	Aug. 13, 2020	Aug. 10, 2020	Jul. 31, 2020	Sep. 14, 2020	Sep. 09, 2020	Sep. 01, 2020	Aug. 20, 2020	Aug. 19, 2020	Sep. 09, 2019	Sep. 07, 2019	Aug. 30, 2019	Sep. 10, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 27, 2019	Sep. 19, 2019	Nov. 27, 2019	Dec. 10, 2018	Mar. 31, 2020	Mar. 31, 2019
Stock issued for services, value															$ 74,933		$ 14,400																								$ 688,000	$ 52,176
Proceeds from sale of stock																																			$ 465,000	$ 400,000					400,000	133,832
Stock issued for acquisition, value																																									185,400
Stock issued conversion of note, amount															434,835		$ 55,622																									57,474
Loss on extinguishment of debt															$ (64,194)				$ 0																$ (64,194)	$ (50,756)					$ (81,887)	$ 0
United Combat League [Member]
Stock issued for acquisition, shares						6,000,000
Common Stock
Stock issued for services, shares	6,000,000						4,000,000		750,000		65,000,000		67,000,000							30,500,000		6,000,000												9,000,000	3,733,333
Stock issued for services, value	$ 600						$ 25,600		$ 75		$ 6,500		$ 428,800							$ 195,200		$ 39,000												$ 45,000	$ 26,133
Stock issued new, shares		6,250,000			1,562,500			1,875,000	3,125,000					11,718,750									13,333,334			22,000,000		13,333,334		13,333,334	11,718,750	7,812,500	15,625,000					11,718,750		6,250,000
Proceeds from sale of stock		$ 50,000			$ 10,000			$ 10,000	$ 25,000					$ 75,000									$ 100,000			$ 165,000		$ 100,000		$ 100,000	$ 75,000	$ 50,000	$ 100,000					$ 75,000		$ 50,000
Stock issued for cancellation of notes receivable, shares																																					7,500,000
Stock issued for cancellation of notes receivable, value																																					$ 75,000
Stock issued for conversion of note, shares										12,816,666		3,478,400
Stock issued conversion of note, amount										$ 19,454		$ 38,020
Common Stock | GS Capital [Member]
Stock issued for conversion of note, shares				4,292,915																					5,071,885		12,123,426		8,468,394
Stock issued conversion of note, amount				$ 7,341																					$ 16,558		$ 262,363		$ 155,914
Loss on extinguishment of debt																											(60,298)		(3,896)
Common Stock | GS Capital [Member] | Principal [Member]
Stock issued conversion of note, amount																									7,500		55,000		12,500
Common Stock | GS Capital [Member] | Accrued Interest [Member]
Stock issued conversion of note, amount																									$ 488		$ 4,075		$ 871
Common Stock | WLESLPLLC [Member]
Stock issued for conversion of note, shares			12,000,000
Stock issued conversion of note, amount			$ 30,000
Loss on settlement of debt			$ (18,281)
Common Stock | Veyo Partners LLC [Member]
Stock issued for services, shares																4,000,000		4,000,000						4,000,000
Stock issued for services, value																$ 14,000		$ 14,400						$ 34,800
Common Stock | Subscription Agreement [Member]
Stock issued new, shares																					14,062,500
Proceeds from sale of stock																					$ 90,000
Common Stock | United Combat League [Member]
Stock issued for acquisition, shares													6,000,000
Stock issued for acquisition, value													$ 38,400
Common Stock | Pinnacle Combat [Member]
Stock issued for acquisition, shares																				8,000,000
Stock issued for acquisition, value																				$ 51,200
Common Stock | Strike Hard Productions LLC [Member]
Stock issued for acquisition, shares																																				9,000,000			9,000,000
Stock issued for acquisition, value																																				$ 57,600			$ 52,200